Segment information (Tables)	12 Months Ended
Dec. 31, 2022
Segment Information
Segment Information - Operations Segments (Table)

	Year Ended December 31, 2022
	Port Terminal Business	Cabotage Business	Barge Business	Total
Revenue	$118,479	$52,192	$83,483	$254,154
Cost of sales	(34,992)	(45,716)	(98,615)	(179,323)
Gross profit/(loss)	$83,487	$6,476	$(15,132)	$74,831
Administrative expenses	(4,228)	(2,790)	(10,571)	(17,589)
Other operating income	123	245	707	1,075
Other operating expenses	—	(2,163)	(3,109)	(5,272)
Allowance for expected credit losses on financial	(80)	—	(240)	(320)
Operating profit/(loss)	$79,302	$1,768	$(28,345)	$52,725
Finance income	235	97	266	598
Finance costs	(24,946)	(9,814)	(27,305)	(62,065)
Foreign exchange differences, net and other financial results	(382)	(626)	3,666	2,658
Profit/(loss) before tax	$54,209	$(8,575)	$(51,718)	$(6,084)
Income tax expense	—	657	985	1,642
Profit/(loss) for the year	$54,209	$(7,918)	$(50,733)	$(4,442)

	Year Ended December 31, 2021
	Port Terminal Business	Cabotage Business	Barge Business	Total
Revenue	$104,545	$34,909	$83,154	$222,608
Cost of sales	(40,153)	(55,293)	(87,837)	(183,283)
Gross profit/(loss)	$64,392	$(20,384)	$(4,683)	$39,325
Administrative expenses	(3,429)	(2,260)	(8,880)	(14,569)
Other operating income	760	—	705	1,465
Other operating expenses	(3)	(1,402)	(3,354)	(4,759)
Allowance for expected credit losses on financial	(73)	—	(318)	(391)
Operating profit/(loss)	$61,647	$(24,046)	$(16,530)	$21,071
Finance income	1,780	957	1,890	4,627
Finance costs	(23,647)	(12,995)	(28,594)	(65,236)
Foreign exchange differences, net and other financial results	(62)	(336)	3,035	2,637
Loss from mark to market and disposal of financial asset	(9,276)	(4,987)	(9,886)	(24,149)
Profit/(loss) before tax	$30,442	$(41,407)	$(50,085)	$(61,050)
Income tax expense	—	(1,933)	(3,396)	(5,329)
Profit/(loss) for the year	$30,442	$(43,340)	$(53,481)	$(66,379)

	Year Ended December 31, 2020
	Port Terminal Business	Cabotage Business	Barge Business	Total
Revenue	$102,683	$45,254	$67,086	$215,023
Cost of sales	(42,009)	(32,214)	(69,499)	(143,722)
Gross profit	$60,674	$13,040	$(2,413)	$71,301
Administrative expenses	(3,144)	(2,069)	(8,309)	(13,522)
Other operating income	4,329	(3)	795	5,121
Other operating expenses	(3)	(1,969)	(3,030)	(5,002)
Allowances for expected credit losses on financial	(103)	(164)	(274)	(541)
Operating profit/(loss)	$61,753	$8,835	$(13,231)	$57,357
Finance income	3,298	1,807	3,542	8,647
Finance costs	(19,976)	(8,049)	(20,903)	(48,928)
Foreign exchange differences, net and other financial results	(343)	344	573	574
Loss on debt extinguishment	(1,586)	(869)	(1,702)	(4,157)
Profit/(loss) before tax	$43,146	$2,068	$(31,721)	$13,493
Income tax (expense)/income	—	(2,050)	226	(1,824)
Profit/(loss) for the year	$43,146	$18	$(31,495)	$11,669